Segmented information (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Disclosure of operations of Company's segments
The following tables present the operations of the Company's segments (in thousands $):
For the year ended December 31, 2020

	Exchange listed products	Managed equities	Lending	Brokerage	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	37,680	41,354	15,509	30,683	(7,214)	3,764	121,776
Total expenses	9,151	22,686	8,469	23,454	18,566	4,788	87,114
Income (loss) before income taxes	28,529	18,668	7,040	7,229	(25,780)	(1,024)	34,662
Adjusted base EBITDA	30,563	10,762	7,272	8,052	(13,722)	1,239	44,166
For the year ended December 31, 2019

	Exchange listed products	Managed equities	Lending	Brokerage	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	24,528	14,058	14,745	21,208	(2,604)	1,551	73,486
Total expenses	9,274	8,145	8,224	20,442	9,904	4,547	60,536
Income (loss) before income taxes	15,254	5,913	6,521	766	(12,508)	(2,996)	12,950
Adjusted base EBITDA	17,988	3,167	10,725	3,342	(7,290)	1,071	29,003

Disclosure of revenue of the Company by geographic location	The following table presents the revenue of the Company by geographic location (in thousands $):

	For the years ended
	Dec. 31, 2020	Dec. 31, 2019
Canada	95,962	63,375
United States	25,814	10,111
	121,776	73,486